Statutory Reserves and Restricted Net Assets - Statement of Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operation expense
General and administrative expenses	$ (68,254)	$ (80,663)	$ (67,513)
Total operating expenses	(189,050)	(212,479)	(257,609)
Other non-operating income, net	4,180	3,113	2,904
Financial income, net	50,718	44,976	18,546
Foreign exchange gain/(loss)	(136)	669	2,441
(Loss)/profit before income tax expense	7,142	(57,066)	(144,295)
Net (loss)/profit	4,997	(60,315)	(146,175)
Net (loss)/profit attributable to Tuya Inc.'s ordinary shareholders, basic	4,997	(60,315)	(146,175)
Net (loss)/profit	4,997	(60,315)	(146,175)
Other comprehensive (loss)/income
Foreign currency translation	(2,574)	(2,722)	(14,942)
Transfer out of fair value changes of long-term investments		15,537
Changes in fair value of long-term investments	(247)	(7,791)
Total comprehensive (loss)/income attributable to Tuya Inc.	2,372	(55,291)	(170,610)
Reportable Legal Entities | Parent Company
Operation expense
General and administrative expenses	(5,671)	(4,212)	(3,013)
Share of (loss)/gain of subsidiaries and VIE	6,314	(59,372)	(146,417)
Total operating expenses	643	(63,584)	(149,430)
Other non-operating income, net	4,180	3,113	2,904
Financial income, net	296	238	197
Foreign exchange gain/(loss)	(122)	(82)	154
(Loss)/profit before income tax expense	4,997	(60,315)	(146,175)
Net (loss)/profit	4,997	(60,315)	(146,175)
Net (loss)/profit attributable to Tuya Inc.'s ordinary shareholders, basic	4,997	(60,315)	(146,175)
Net (loss)/profit	4,997	(60,315)	(146,175)
Other comprehensive (loss)/income
Foreign currency translation	(2,574)	(2,722)	(14,942)
Transfer out of fair value changes of long-term investments	(65)	15,537
Changes in fair value of long-term investments	14	(7,791)	(9,493)
Total comprehensive (loss)/income attributable to Tuya Inc.	$ 2,372	$ (55,291)	$ (170,610)